Inventories - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Inventories [Line Items]
Inventory write-down	$ 206	$ 200	$ 220
Reversal of inventory write-down	88	72	83
Cost of net sales
Disclosure Of Inventories [Line Items]
Inventory recognized as expense	2,900	2,700	2,500
Cost of other revenues
Disclosure Of Inventories [Line Items]
Inventory recognized as expense	$ 67	$ 59	$ 62